Other financial liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Other financial liabilities
Schedule of other financial liabilities

	March 31,
	2019	2020
Non-current
Share warrants (refer to Note 32)	94	2
	94	2
Current
Due to employees	182,495	124,074
Share warrants	383,699	418,263
Liability for the acquisition of business (refer to Note 43)	1,190,009	800,000
Total	1,756,203	1,342,337